Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Dividends on common stock, per share amount (in dollars per share)	$ 0.36	$ 0.34	$ 0.32